UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22754

Morgan Creek Series Trust

(Exact name of registrant as specified in charter)

301 West Barbee Chapel Road, Suite 200, Chapel Hill, NC 27517

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)

Mark Vannoy
Morgan Creek Capital Management, LLC
301 West Barbee Chapel Road
Chapel Hill, North Carolina 27517

Registrant’s telephone number, including area code: (919) 933-4004

Date of fiscal year end: March 31

Date of reporting period: September 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

MORGAN CREEK
CAPITAL MANAGEMENT

ALTERNATIVE THINKING ABOUT INVESTMENTS

SEMI-ANNUAL REPORT TO STOCKHOLDERS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)

Morgan Creek Tactical Allocation Fund
(A Series of Morgan Creek Series Trust)

Semi-Annual Report to Stockholders (Unaudited)
For the Six Months Ended September 30, 2014

Contents

Letter to Investors	1
Investments Concentration Summary	4
Schedule of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	13
Fund Expenses	21
Board of Trustees	22
Other Information	24

Morgan Creek Tactical Allocation Fund
(A Series of Morgan Creek Series Trust)

Letter to Investors

Dear Shareholder,

The key issues that concern markets at present are very different from those that it faced six months ago. At the end of the first quarter concerns revolved mostly around U.S. growth and its effect on rates. By the end of the third quarter, things changed and growth concerns shifted to the European Union as well as Japan and falling commodity prices became an added concern. This list is likely to get longer later this year and next year. In general, the market environment to which investors have acclimated themselves over the last five years is unlikely to continue. In other words, it is quite possible that the New Normal will ironically become an anachronism. We remain optimistic that investors who take global views on investing and are willing to tactically adjust those views may be more likely to successfully navigate capital markets.

Many factors contribute to this hypothesis. Over the last five years, investors have been desensitized to repeated interventions by central banks (in the form of Quantitative Easing or other programs), low volatility in asset markets, lower rates, and a steady U.S. Dollar. These factors have indulged and lulled investors into a sense that this benign period will continue for quite a while longer. We feel that things are likely to be materially different.

Unlike the last five years, central bank policies are now starting to diverge. This divergence in policy has material impacts on currencies, flows, and relative strengths of economies and capital markets. The strengthening of the U.S. Dollar and a potential rate hike next year is creating a push pull effect on capital markets. On one hand, the strength of the U.S. Dollar is actually seen as a source of weakness for companies with international income statement exposure. At the same time, markets can also see benefits to the retail sector since it increases consumers’ purchasing power. A similar story is playing out with oil prices. Lower oil prices could have a detrimental effect on U.S. energy producers and oil exporting nations. Yet, this same change could also have a beneficial effect on the consumer sector and oil importing nations.

We believe opposing forces, like those mentioned above, will create much more volatility than what markets experienced over the last few years. October was a good example of how quickly markets can shift and the effect it can have on assets. The sudden heightening of concerns regarding global economic growth and the subsequent dramatic diminishing of those concerns highlighted how easily markets are willing to change their minds. These almost Jekyll and Hyde like “personality” shifts are but to be expected – the Federal Reserve is presently carefully trying to hand over the management of the economy back to markets while at the same time other economies are struggling to gather pace (or avoid deflation).

In such environments, we believe a global view about markets, tactical portfolio adjustments, and utilization of all four asset classes is vital to help protect capital from downside risks and to capture upside potential. The Morgan Creek Tactical Allocation Fund has the resources, network, and infrastructure to capitalize and be opportunistic in this market paradigm.

Performance: the Fund returned -8.0% from April 2014 to September 2014.

Attribution: The Fund’s mandate allows it to be long or short securities. While the long book of the portfolio was accretive to the Fund, the short book of the portfolio detracted from the Fund. During the period relevant for this letter, the Fund’s long book consisted of a variety of themes that spanned the globe including the U.S., Europe, Japan, and Emerging Markets. The Fund also had long exposure in fixed income – both in the rates sector (traditional fixed income) and the credit sector (enhanced fixed income). The shorts of the portfolio consisted of two strategies – index hedges and alpha shorts. The hedges detracted value because equity markets rallied over the relevant period. Alpha shorts also detracted value, although not because of the rally in the markets but because of idiosyncratic events in specific sectors.

Morgan Creek Tactical Allocation Fund
(A Series of Morgan Creek Series Trust)

Letter to Investors (continued)

Key Changes in Portfolio Positioning: The positioning of the portfolio has been moderately altered by the Adviser. First, the Adviser added to the fixed income asset class to bring the Fund closer to the corresponding exposure of its benchmark. Second, the Adviser reduced the Fund’s short exposure, particularly to alpha shorts. Finally, the Adviser concentrated the portfolio and added to names in which there is more conviction. These changes accomplished two things: i) the Fund’s gross exposure (or balance sheet), along with the idiosyncratic risks in the portfolio, has come down, ii) the Fund’s net exposure is closer to benchmark weights. The result of these changes has been a reduction in the Fund’s volatility. Over time, the Adviser believes it will also be accretive to the Fund not just by keeping a lower level of volatility but also by adding a higher degree of alpha to investors.

Outlook: We remain cautious of the current environment over the medium-term but also recognize that markets may continue to rally into the year end. In the short-term, markets may benefit from the mid-term election news as well as a boost to year-end consumer demand story. However, in the long-term, we believe volatility is likely to increase because of three key factors: i) the continued decline in energy prices will create winners and losers at the company level (marginal high cost producers vs. core low cost producers), sector level (energy vs. consumer), and country level (energy exporters vs. importers), ii) reduced liquidity with the absence of Fed support (somewhat offset by European Central Bank and Bank of Japan Quantitative Easing programs), iii) stronger dollar eating into profits of companies with income statements that have foreign revenues (and USD cost). Finally, and perhaps most importantly, once 2015 begins markets will spend a lot of time deliberating and taking views on the Federal Reserve’s potential rate hike. Shifts in macroeconomic data and changing views will create the volatility regardless of when the rate hike actually occurs (if at all).

Important Disclosures

Investors should carefully consider the investment objectives, risks, charges and expenses of the Morgan Creek Tactical Allocation Fund. This and other important information about the Fund is contained in the prospectus, which can be obtained at www.morgancreekfunds.com or by calling 855-623-8637. The prospectus should be read carefully before investing. The Morgan Creek Tactical Allocation Fund is distributed by Northern Lights Distributors, LLC member FINRA/SIPC. Morgan Creek Capital Management, LLC and Northern Lights Distributors, LLC are unaffiliated.

Morgan Creek Tactical Allocation Fund
(A Series of Morgan Creek Series Trust)

Letter to Investors (continued)

Fund Risk disclosure:

Mutual Funds involve risk including the possible loss of principal. In general, the price of a fixed income security falls when interest rates rise. Investments in convertible securities subject the Fund to the risks associated with both fixed-income securities and common stocks. There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. Certain transactions of the Fund, such as investment in derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged. Securities of distressed companies are speculative in nature and are subject to greater levels of issuer, credit, and liquidity risk. Investments in private investment funds may be more illiquid than securities issued by other funds. The value of the Fund’s investment in short-term interest-bearing investments will vary from day-to-day, depending on short-term interest rates.

Foreign common stocks and currency strategies will subject the Fund to currency trading risks that include market risk, credit risk and country risk. Investments in foreign securities could subject the Fund to greater risks including, currency fluctuation, economic conditions, and different governmental and accounting standards. Mutual funds, closed-end funds and ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in stocks and bonds. Options and futures transactions involve risks. Price fluctuations, transaction costs, and limited liquidity of futures and options contracts may impact correlation with changes in the value of the underlying security, potentially reducing the return of the Fund.

Morgan Creek Tactical Allocation Fund
(A Series of Morgan Creek Series Trust)

Investments Concentration Summary (Unaudited)
September 30, 2014

Ten Largest Long Position Equity Holdings At September 30, 2014		Percent of Net Assets	Holdings by Industry	% of Long Common Stocks
1.	Vipshop Holdings Ltd.	4.2%	Media	10.3
2.	Horizon Pharma PLC	3.0%	Oil, Gas & Consumable Fuels	9.7
3.	China Dongxiang Group Co. Ltd.	2.9%	Airlines	8.7
4.	Walt Disney Co. (The)	2.5%	Internet & Catalog Retail	8.6
5.	Micron Technology, Inc.	2.4%	Pharmaceuticals	8.1
6.	Apple, Inc.	2.1%	Banks	6.1
7.	Halliburton Co.	1.9%	Textiles, Apparel & Luxury Goods	5.8
8.	YPF SA	1.6%	Internet Software & Services	5.3
9.	Pampa Energia SA	1.6%	Machinery	3.5
10.	Banco Macro SA	1.6%	IT Services	3.4
	Total	23.8%	Semiconductors & Semiconductor Equipment	3.4
			Technology, Hardware, Storage & Peripherals	3.0
			Biotechnology	2.9
			Energy Equipment & Services	2.7
			Electric Utilities	2.3
			Food Products	2.1
			Multiline Retail	1.8
			Food & Staples Retailing	1.8
			Aerospace & Defense	1.7
			Tobacco	1.6
			Metals & Mining	1.5
			Automobiles	1.5
			Road & Rail	1.5
			Hotels, Restaurants & Leisure	1.4
			Professional Services	1.3

Holdings by Sector	% of Long Common Stocks

See accompanying notes to financial statements.

Morgan Creek Tactical Allocation Fund
(A Series of Morgan Creek Series Trust)

Schedule of Investments
September 30, 2014 (Unaudited)

	Shares	Value ($)
Long Positions 114.4%
Common Stocks 70.1%
Consumer Discretionary 20.6%
Automobiles 1.1%
Toyota Motor Corp. (ADR)	4,017	472,118

Hotels, Restaurants & Leisure 1.0%
OPAP SA	32,859	429,552

Internet & Catalog Retail 6.0%
FTD Companies, Inc.*	8,040	274,244
Netflix, Inc.*	1,192	537,807
Vipshop Holdings Ltd. (ADR)*	9,736	1,840,201
		2,652,252
Media 7.2%
Charter Communications, Inc. Class A*	3,788	573,390
Liberty Global PLC Series C*	12,355	506,740
Naspers Ltd. N Shares	4,100	452,416
Twenty-First Century Fox, Inc. Class A	15,286	524,157
Walt Disney Co. (The)	12,570	1,119,107
		3,175,810
Multiline Retail 1.2%
Dollar General Corp.*	8,892	543,390

Textiles, Apparel & Luxury Goods 4.1%
Carter's, Inc.	6,883	533,570
China Dongxiang Group Co. Ltd.	6,654,000	1,251,131
		1,784,701
Consumer Staples 3.8%
Food & Staples Retailing 1.2%
Walgreen Co.	9,097	539,179

Food Products 1.5%
WH Group Ltd.* 144A	780,000	640,888

Tobacco 1.1%
Japan Tobacco, Inc.	15,500	504,112

Energy 8.7%
Energy Equipment & Services 1.9%
Halliburton Co.	13,016	839,662

Oil, Gas & Consumable Fuels 6.8%
Cheniere Energy, Inc.*	7,538	603,266
Energy Transfer Equity LP	10,470	645,894
Kodiak Oil & Gas Corp.*	35,473	481,369
Plains GP Holdings LP Class A	18,245	559,209
YPF SA (ADR)	19,309	714,240
		3,003,978
Financials 4.3%
Banks 4.3%
Banco Macro SA (ADR)	17,384	688,580
Piraeus Bank SA*	174,794	295,837
Resona Holdings, Inc.	50,700	285,871
Sberbank of Russia (ADR)	40,623	319,622
Shinsei Bank Ltd.	129,000	276,407
		1,866,317
Health Care 7.7%
Biotechnology 2.0%
Chimerix, Inc.*	22,760	628,631
Heron Therapeutics, Inc.*	30,536	254,365
		882,996
Pharmaceuticals 5.7%
Flamel Technologies SA (ADR)*	38,627	552,752
Horizon Pharma PLC*	106,284	1,305,168
Valeant Pharmaceuticals International, Inc.*	4,955	650,096
		2,508,016
Industrials 11.7%
Aerospace & Defense 1.2%
TransDigm Group, Inc.	2,897	534,004

Airlines 6.1%
Delta Air Lines, Inc.	12,679	458,346
JetBlue Airways Corp.*	42,767	454,185
Republic Airways Holdings, Inc.*	60,973	677,410
Southwest Airlines Co.	18,549	626,400
United Continental Holdings, Inc.*	10,332	483,434
		2,699,775
Machinery 2.5%
Colfax Corp.*	8,637	492,050
IHI Corp.	113,000	585,220
		1,077,270
Professional Services 0.9%
Acacia Research Corp.	26,000	402,480

See accompanying notes to financial statements.

Morgan Creek Tactical Allocation Fund
(A Series of Morgan Creek Series Trust)

Schedule of Investments (continued)
September 30, 2014 (Unaudited)

	Shares	Value ($)
Road & Rail 1.0%
Avis Budget Group, Inc.*	8,183	449,165

Information Technology 10.6%
Internet Software & Services 3.7%
Bitauto Holdings Ltd. (ADR)*	6,263	488,514
Qihoo 360 Technology Co., Ltd. (ADR)*	5,522	372,569
Yandex NV Class A*	11,841	329,121
Zillow, Inc. Class A*	3,883	450,389
		1,640,593
IT Services 2.4%
FleetCor Technologies, Inc.*	3,813	541,903
MasterCard, Inc. Class A	7,017	518,697
		1,060,600
Semiconductors & Semiconductor Equipment 2.4%
Micron Technology, Inc.*	30,848	1,056,853

Technology, Hardware, Storage & Peripherals 2.1%
Apple, Inc.	9,189	925,792

Materials 1.1%
Metals & Mining 1.1%
U.S. Silica Holdings, Inc.	7,614	475,951

Utilities 1.6%
Electric Utilities 1.6%
Pampa Energia SA (ADR)*	66,269	712,394
Total Common Stocks (Cost $28,878,995)		30,877,848

Warrants 1.7%
Financials 1.7%
Banks 1.7%
Alpha Bank AE, Expiration Date 12/10/2017*
(Cost $830,034)	439,572	760,626

Exchange-Traded Fund 9.5%
iShares 20+ Year Treasury Bond Fund
(Cost $4,110,469)	35,968	4,181,999

Participatory Notes 5.4%
Consumer Discretionary 1.8%
Distributors 1.0%
Abdullah Al Othaim Markets (Issuer Morgan Stanley BV), Expiration Date 9/3/2015*	13,877	424,467

Hotels, Restaurants & Leisure 0.8%
Al Tayyar Travel Group (Issuer Morgan Stanley BV), Expiration Date 9/13/2016*	9,515	365,864

Financials 1.2%
Insurance 1.2%
BUPA Arabia (Issuer Morgan Stanley BV), Expiration Date 2/10/2016*	13,530	514,836

Materials 0.8%
Chemicals 0.8%
Yanbu National Petrochemicals Co. (Issuer Morgan Stanley BV), Expiration Date 12/15/2016*	18,171	348,743

Telecommunication Services 1.6%
Diversified Telecommunication Services 1.6%
Etihad Etisalat Co. (Issuer Morgan Stanley BV), Expiration Date 9/3/2015*	13,729	330,278
Saudi Telecom Co. (Issuer Morgan Stanley BV), Expiration Date 7/25/2016*	19,062	377,276
		707,554
Total Participatory Notes (Cost $2,086,690)		2,361,464

See accompanying notes to financial statements.

Morgan Creek Tactical Allocation Fund
(A Series of Morgan Creek Series Trust)

Schedule of Investments (continued)
September 30, 2014 (Unaudited)

	Shares	Value ($)
Short-Term Investments 27.7%
Affiliated Investment Company 27.7%
SSgA Prime Money Market Fund, 0.01% **
(Cost $12,222,570)	12,222,570	12,222,570

	% of Net Assets	Value ($)
Total Long Positions (Cost $48,128,758) †	114.4	50,404,507
Other Assets and Liabilities, Net	9.0	3,951,302
Securities Sold Short	(23.4)	(10,290,948)
Net Assets	100.0	44,064,861

†
The cost for federal income tax purposes was $48,837,457. At September 30, 2014, net unrealized appreciation for all securities based on tax cost was $1,567,050. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,452,979 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,885,929.

	Shares	Value ($)
Securities Sold Short 23.4%
Common Stocks 0.7%
Consumer Discretionary 0.7%
Specialty Retail 0.7%
hhgregg, Inc. (Proceeds $341,288)	49,361	311,468

Exchange-Traded Funds 22.7%
iShares MSCI ACWI ex-U.S. Fund	41,268	1,876,869
iShares Russell 2000 Fund	61,216	6,693,969
ProShares UltraPro QQQ Fund	16,283	1,408,642
Total Exchange-Traded Funds (Proceeds $10,323,932)		9,979,480
Total Securities Sold Short (Proceeds $10,665,220)		10,290,948

*	Non-income producing security.

**	Current yield; not a coupon rate.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ACWI	All Country World Index

ADR	American Depository Receipt

MSCI	Morgan Stanley Capital Institutional

See accompanying notes to financial statements.

Morgan Creek Tactical Allocation Fund
(A Series of Morgan Creek Series Trust)

Statement of Assets and Liabilities
As of September 30, 2014 (Unaudited)

Assets
Investments, at value (cost $48,128,758)	$50,404,507
Deposit at broker for securities sold short	2,224,451
Receivable for investments sold	1,807,949
Receivable for Fund shares sold	20,000
Dividends receivable	13,381
Interest receivable	58,433
Due from Advisor	7,701
Other assets	35,628
Total Assets	$54,572,050

Liabilities
Payable for securities sold short, at value (proceeds of $10,665,220)	10,290,948
Payable for Fund shares redeemed	148,821
Management fee payable	28,351
Accrued expenses and payables	39,069
Total liabilities	10,507,189
Net assets, at Value	$44,064,861

Net Assets Consist of:
Net investment loss	(317,952)
Net unrealized appreciation (depreciation) on:
Investments	2,275,749
Securities sold short	374,272
Foreign currency transactions	(63)
Accumulated net realized gain	(2,731,931)
Paid-in capital	44,464,786
Net Assets, at Value	$44,064,861

Class I
Net Asset Value Per Share
($42,779,883 ÷ 4,094,465 outstanding shares; $0.0001 par value; unlimited shares of beneficial interest authorized)	$10.45

Class A
Net Asset Value Per Share
($1,284,978 ÷ 127,679 outstanding shares; $0.0001 par value; unlimited shares of beneficial interest authorized)	$10.06
Sales Charge Class A (Load)	5.75%
Maximum Offering Price Per Class A Share	$10.67

See accompanying notes to financial statements.

Morgan Creek Tactical Allocation Fund
(A Series of Morgan Creek Series Trust)

Statement of Operations
For the Six Months Ended September 30, 2014 (Unaudited)

Investment Income
Income:
Dividends	$441,790
Interest	47,214
Foreign taxes withheld - Dividends	(14,743)
Total investment income	474,261

Expenses:
Interest expense on securities sold short	281,622
Management fees	184,486
Dividend expense on securities sold short	78,813
Administration fees	51,752
Registration fees	46,340
Custodian and accounting fees	39,488
Professional fees	51,846
Trustees' fees	19,557
Offering expense	14,338
Transfer agent fees	13,678
Shareholder reporting fees	9,501
Distribution and service fees - Class A	1,311
Other fees	7,182
Total expenses before expense reductions	799,914
Expense reimbursement	(7,701)
Net expenses	792,213
Net investment loss	(317,952)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	279,950
Securities sold short	(3,441,013)
Foreign currency transactions	(2,754)
Net realized gain	(3,163,817)
Change in net unrealized appreciation (depreciation) on:
Investments	(1,482,301)
Securities sold short	886,759
Foreign currency transactions	(11)
Net change in unrealized depreciation	(595,553)
Net loss	(3,759,370)
Net decrease in net assets from operations	$(4,077,322)

See accompanying notes to financial statements.

Morgan Creek Tactical Allocation Fund
(A Series of Morgan Creek Series Trust)

Statement of Changes in Net Assets

	Six Months Ended September 30, 2014 (Unaudited)	Period Ended March 31, 2014(a)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(317,952)	$(31,213)
Net realized gain (loss)	(3,163,817)	424,835
Net change in net unrealized appreciation (depreciation)	(595,553)	3,245,511
Net increase (decrease) in net assets resulting from operations	(4,077,322)	3,639,133

Net share transactions:
Proceeds from shares sold	5,199,725	48,539,597
Cost of Shares repurchased	(9,290,537)	(45,735)
Net increase (decrease) in net assets from fund share transactions	(4,090,812)	48,493,862
Total increase (decrease) in net assets	(8,168,134)	52,132,995

Net Assets
Beginning of period	52,232,995	100,000
End of period (including net investment income loss of $317,952)	$44,064,861	$52,232,995

(a)	For the period from August 16, 2013 (commencement of operations) to March 31, 2014.

See accompanying notes to financial statements.

Morgan Creek Tactical Allocation Fund
(A Series of Morgan Creek Series Trust)

Financial Highlights
Class I

Per Share Data	Six Months Ended September 30, 2014 (Unaudited)		Period Ended March 31, 2014(a)
Net asset value, beginning of period	$11.36		$10.00

Income (loss) from investment operations:
Net investment loss(b)	(0.07)		(0.01)
Net realized and unrealized gain (loss)	(0.84)		1.37
Total from investment operations	(0.91)		1.36

Net asset value, end of period	$10.45		$11.36

Total Return(c)	(8.01	%)*	13.60	%*

Ratios/Supplemental Data:
Net assets, end of period ($000’s)	$42,780		$51,751
Ratio of expenses before expense reductions (including interest expense and dividend expense for securities sold short)	3.25	%**	3.67	%**
Ratio of expenses after expense reductions (including interest expense and dividend expense for securities sold short)	3.22	%**	3.05	%**
Ratio of expenses after expense reductions (excluding interest expense and dividend expense for securities sold short)	1.75	%**	1.75	%**
Ratio of net investment loss	(1.29	%)**	(0.16	%)**
Portfolio turnover rate	363	%*	346	%(d)*

(a)	For the period from August 16, 2013 (commencement of operations of Class I shares) to March 31, 2014.

(b)	Based on average shares outstanding during the period.

(c)	Total return would have been lower had certain expenses not been reduced.

(d)	Represent portfolio turnover rate for the Morgan Creek Tactical Allocation Fund for the period from August 16, 2013 through March 31, 2014.

*	Not annualized

**	Annualized

The above ratios and total return have been calculated for the Shareholders taken as a whole. An individual Shareholder’s ratios and total return may vary from these due to timing of capital share transactions.

See accompanying notes to financial statements.

Morgan Creek Tactical Allocation Fund
(A Series of Morgan Creek Series Trust)

Financial Highlights
Class A

Per Share Data	Six Months Ended September 30, 2014 (Unaudited)		Period Ended March 31, 2014(a)
Net asset value, beginning of period	$10.95		$10.00

Income (loss) from investment operations:
Net investment loss(b)	(0.08)		(0.04)
Net realized and unrealized gain (loss)	(0.81)		0.99
Total from investment operations	(0.89)		0.95

Net asset value, end of period	$10.06		$10.95

Total Return(c)	(8.04	%)*	9.50	%*

Ratios/Supplemental Data:
Net assets, end of period ($000’s)	$1,285		$482
Ratio of expenses before expense reductions (including interest expense and dividend expense for securities sold short)	3.50	%**	3.98	%**
Ratio of expenses after expense reductions (including interest expense and dividend expense for securities sold short)	3.47	%**	3.36	%**
Ratio of expenses after expense reductions (excluding interest expense and dividend expense for securities sold short)	2.00	%**	2.00	%**
Ratio of net investment loss	(1.50	%)**	(0.67	%)**
Portfolio turnover rate	363	%*	346	%(d)*

(a)	For the period from September 20, 2013 (commencement of operations of Class A shares) to March 31, 2014.

(b)	Based on average shares outstanding during the period.

(c)	Total return would have been lower had certain expenses not been reduced.

(d)	Represent portfolio turnover rate for the Morgan Creek Tactical Allocation Fund for the period from August 16, 2013 through March 31, 2014.

*	Not annualized

**	Annualized

The above ratios and total return have been calculated for the Shareholders taken as a whole. An individual Shareholder’s ratios and total return may vary from these due to timing of capital share transactions.

See accompanying notes to financial statements.

Morgan Creek Tactical Allocation Fund
(A Series of Morgan Creek Series Trust)

Notes to Financial Statements
September 30, 2014 (Unaudited)

1.	Organization

Morgan Creek Tactical Allocation Fund (the “Fund”), a series of Morgan Creek Series Trust (the “Trust”), was organized under the laws of the State of Delaware as a statutory trust on August 31, 2012. The Fund is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The Fund has no fixed termination date and will continue unless the Fund is otherwise terminated under the terms of the Declaration of Trust or unless and until required by law. Morgan Creek Capital Management, LLC (the “Advisor”), a North Carolina limited liability company, serves as the Fund’s investment adviser.

The Fund offers Class A, Class C and Class I shares. Class A shares are offered to investors subject to an initial sales charge. Class C shares are offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class I shares are generally available only to qualified institutions, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than Class A and C shares. As of September 30, 2014 only Class I and Class A have started operations.

The Fund’s investment objective is to provide long-term total investment returns (capital gains plus income). To achieve the Fund’s investment objective, the Advisor will incorporate a broad set of global strategies that allow for the tactical allocation of Fund assets across multiple markets, asset classes, geographies and sectors in response to changing market and economic conditions. The Fund will invest in an actively managed portfolio of global securities with the goal of achieving a lower level of volatility than traditional equity benchmarks. The Fund anticipates that the weighting in international securities (i.e., securities issued by corporations and other entities that are located, headquartered, incorporated or otherwise organized outside the U.S.) will exceed 40% of the portfolio assets under normal economic conditions (however, the Advisor may determine that conditions warrant a lower level of exposure). The Fund’s investments may be subject to various risk factors including market, credit, currency, concentration and geographic risk.

In the normal course of business, the Fund may pursue certain investment strategies, trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, leverage, short selling, and global tactical asset allocation strategies.

2.	Significant Accounting Policies

The accompanying financial statements of the Fund are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and in accordance with Accounting Standards Codification (“ASC”) as set forth by the Financial Accounting Standards Board (“FASB”). The Fund maintains its financial records in U.S. dollars and follows the accrual basis of accounting. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation

Investments are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day the exchange is open for trading.

U.S. GAAP requires the Fund to disclose the fair value of its investments in a three-level hierarchy (Levels, 1, 2, and 3). Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable

Morgan Creek Tactical Allocation Fund
(A Series of Morgan Creek Series Trust)

Notes to Financial Statements (continued)
September 30, 2014 (Unaudited)

inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Long positions for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Short positions for which no sales are reported are valued at the calculated mean between the most recent bid and ask quotations on the relevant market or, if a mean cannot be determined, at the most recent ask quotation. Equity securities are categorized as Level 1 securities

Exchange-Traded Funds (“ETFs”) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade and are categorized as Level 1. ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Exchange-traded options are valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid or asked price are available. Exchange traded options are categorized as Level 1. Over-the-counter written or purchased options are valued at prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer with which the option was traded. Over-the-counter written or purchased options are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Trustees and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

Morgan Creek Tactical Allocation Fund
(A Series of Morgan Creek Series Trust)

Notes to Financial Statements (continued)
September 30, 2014 (Unaudited)

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the “Valuation Inputs” table below). At September 30, 2014, there were no Level 3 classes of investments with significant unobservable inputs subject to this additional disclosure.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).

Level 3 – Valuations based primarily on inputs that are unobservable and significant (including the Portfolio’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2014 in valuing the investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$30,877,848	$—	$—	$30,877,848
Warrants	760,626	—	—	760,626
Exchange-Traded Funds	4,181,999	—	—	4,181,999
Participatory Notes (a)	2,361,464	—	—	2,361,464
Short-Term Investments	12,222,570	—	—	12,222,570
Total Investments	$50,404,507	$—	$—	$50,404,507

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks Sold Short, at value	$(311,468)	$—	$—	$(311,468)
Exchange-Traded Funds Sold Short, at value	(9,979,480)	—	—	(9,979,480)
Total Investments	$(10,290,948)	$—	$—	$(10,290,948)

There have been no transfers between fair value measurement levels during the period ended September 30, 2014.

(a)	See Schedule of Investments for additional detailed categorizations.

Security Transactions and Investment Income

Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex‐dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on the highest cost basis.

Morgan Creek Tactical Allocation Fund
(A Series of Morgan Creek Series Trust)

Notes to Financial Statements (continued)
September 30, 2014 (Unaudited)

Investment income, realized and unrealized gains and losses, and certain fund level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees, and certain other class specific expenses. Differences in class level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting, subject to class specific arrangements.

Foreign Currency Translation

The books and records of the Fund are maintained in U.S. Dollars. The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. Dollars at the close of regular trading on the NYSE. Income and expenses denominated in foreign currencies are typically translated into U.S. Dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Although the Fund’s investments are denominated in U.S. dollars, the Fund may invest in securities and hold cash balances at its brokers that are denominated in currencies other than its reporting currency. Consequently, the Fund is exposed to risks that the exchange rate of the U.S. dollars relative to other currencies may change in a manner that has an adverse effect on the reported value of that portion of the Fund’s assets which are denominated in currencies other than the U.S. dollars. The Fund may utilize options, futures and forward currency contracts to hedge against currency fluctuations, but there can be no assurance that such hedging transactions will be effective.

Short Sales

The Fund may engage in short sales, which are transactions in which the Fund sells securities borrowed from others with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender. The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. The Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 30% of the value of its total assets. However, the Fund may make short sales “against the box” without being subject to this limitation. In this type of short sale, the Fund owns at least an equal amount of the securities sold short or other securities convertible into or exchangeable without further consideration for securities of the same issue as the securities sold short.

Upon entering into a short sale, the Fund is required to designate liquid assets it owns in the form of cash or securities as segregated assets at its custodian in an amount at least equal to its obligations to purchase the securities sold short (exclusive of short sale proceeds held with the broker-dealer). For financial statements purposes, segregated cash is reflected as an asset on the Statement of Assets and Liabilities, and the settlement amount for securities sold short is reflected as a corresponding liability. Deposit at broker for securities sold short primarily represents proceeds from securities sold, not yet purchased, net of excess cash, held at the prime broker as of September 30, 2014, which serves as collateral for securities sold, not yet purchased. Securities segregated as collateral are identified in the Investment Portfolio. The amount of the liability is marked-

Morgan Creek Tactical Allocation Fund
(A Series of Morgan Creek Series Trust)

Notes to Financial Statements (continued)
September 30, 2014 (Unaudited)

to-market to reflect the current value of the short position. The Fund may receive or pay the net of the broker’s fee on the borrowed securities and any income earned on the cash collateral deposited with the broker. The net amounts of income or fees are included as interest income, or interest expense on securities sold short, in the Statement of Operations.

Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the Fund must pay to a lender of the security. In addition, because the Fund’s loss on a short sale stems from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, the Fund’s loss on a long position arises from decreases in the value of the security held by the Fund and therefore is limited by the fact that a security’s value cannot drop below zero.

Federal Income Taxes

It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its Shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in foreign denominated investments, forward currency contracts, futures contracts, swap contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

In accordance with U.S. GAAP, management has analyzed the Fund’s tax positions for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. During the period, the Fund did not incur any interest or penalties. The Fund’s federal tax return for the prior fiscal year remains open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains

The Fund declares and pays dividends annually from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

Morgan Creek Tactical Allocation Fund
(A Series of Morgan Creek Series Trust)

Notes to Financial Statements (continued)
September 30, 2014 (Unaudited)

3.	Derivative Instruments

Options

An option contract is a contract in which the writer (seller) of the option grants the buyer of the option, upon payment of a premium, the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Fund if exercised. The Fund purchases and writes call and put options to increase or decrease its exposure to underlying market sectors.

If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the value of the underlying security below the exercise price. During the period, there were no written options.

Over‐the‐counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund’s maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund’s ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

There were no open purchased option contracts as of September 30, 2014. For the six months ended September 30, 2014, the Fund had an investment in one purchased option contract, which had a total value of $262,000.

4.	Fund Fees and Expenses

At September 30, 2014, certain officers of the Trust were also employees of the Adviser. The Trust’s officers do not receive fees from the Trust for services in any capacity. The Trust compensates each trustee who is not an officer, director or employee of the Advisor for his or her services as a trustee of the Trust or as a member of the Board.

The Fund pays the Advisor a monthly management fee at a rate of 0.75% of the Fund’s average daily net assets.

The Fund has entered into an Expense Limitation Agreement in which the Advisor has agreed to pay certain operating expenses of the Fund in order to maintain certain expenses at or below 2.00% for Class A, 2.75% for Class C, and 1.75% for Class I (the “Expense Caps”), of the average net assets of each Class until July 31, 2015. Expenses covered by the Expense Caps include all of the Fund’s expenses other than interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and dividend expenses on short sales, in excess of such limitation. Acquired fund fees and expenses are also excluded from this contractual limitation.

State Street Bank and Trust Company (the “Administrator” or “State Street”) provides accounting and administrative services to the Fund under an administrative services agreement (the “Administrations Agreement”). Pursuant to the Administration Agreement, State Street is paid a monthly administrative fee at an annualized rate of 0.21% of the Fund’s average daily net assets.

Morgan Creek Tactical Allocation Fund
(A Series of Morgan Creek Series Trust)

Notes to Financial Statements (continued)
September 30, 2014 (Unaudited)

Distribution and Shareholder Service Plans

The Fund has adopted Distribution and Shareholder Services Plans (collectively, the “Plans”), pursuant to Rule 12b-1 under the 1940 Act, with respect to its Class A and Class C shares.

Under the Plans, the Fund may pay an aggregate amount on an annual basis not to exceed 0.25% and 1.00% of the value of the Fund’s average daily net assets attributable to the Class A and Class C shares, respectively, for services provided under the Plans.

For Class A shares, a 1.00% contingent deferred sales charge (“CDSC”) is only imposed on Class A shares that were purchased at net asset value (“NAV”) for $1 million or more that are subsequently redeemed within twelve months of purchase. Class C shares are subject to a CDSC 1.00% for redemptions within twelve months of investing.

5.	Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience and knowledge of management, the Fund expects the risk of loss to be remote.

6.	Purchases and Sales of Securities

For the six months ended September 30, 2014, purchases and sales of investment securities (excluding short-term investments) aggregated $88,821,028 and $111,606,905 respectively. Purchases to cover securities sold short and securities sold short aggregated $57,784,651 and $47,392,476, respectively.

7.	Share Transactions

The Declaration of Trust permits the Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	For the six months ended September 30, 2014
Class I:	Shares	Amount
Shares sold	374,100	$4,106,470
Shares reinvested	—	—
Shares repurchased	(834,710)	(9,079,459)
Net increase	(460,610)	$(4,972,989)

Morgan Creek Tactical Allocation Fund
(A Series of Morgan Creek Series Trust)

Notes to Financial Statements (continued)
September 30, 2014 (Unaudited)

	For the six months ended September 30, 2014
Class A:	Shares	Amount
Shares sold	104,378	$1,093,255
Shares reinvested	—	—
Shares repurchased	(20,704)	(211,078)
Net increase	83,674	$882,177

8.	Subsequent Events

Management has evaluated subsequent events through the date these financial statements were issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

Morgan Creek Tactical Allocation Fund
(A Series of Morgan Creek Series Trust)

Fund Expenses (Unaudited)
September 30, 2014

As a shareholder of the Fund, you may incur two types of costs: (1) transactions costs, and (2) ongoing costs, including management fees, shareholder services fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in Dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

This section of the table for the class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for the class below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premium and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses and Value of a $1,000 Investment

Class I	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred(a)
1) Actual	1.75%	$1,000.00	$919.90	$8.42
2) Hypothetical	1.75%	$1,000.00	$1,016.30	$8.85

Class A	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred(a)
1) Actual	2.00%	$1,000.00	$919.60	$9.62
2) Hypothetical	2.00%	$1,000.00	$1,015.00	$10.10

(a)
Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied 183 (the number of days in the most recent six-month period), then divided by 365.

Morgan Creek Tactical Allocation Fund
(A Series of Morgan Creek Series Trust)

Board of Trustees (Unaudited)

Name(1) and Year of Birth	Position(s) held With Registrant	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past Five Years and Other Relevant Qualifications(3)	Number of Morgan Creek- Advised Funds Overseen by Trustee	Other Public Company Directorships Held by Trustee In the Past Five Years
Independent Trustees
William C. Blackman 1946	Trustee	Since 2012	Shareholder of Blackman & Sloop (accounting firm) from 2005 to June 2008.	2 Funds	None
Michael S. McDonald 1966	Trustee	Since 2012	Vice President of McDonald Automotive Group (automobile franchises) since 1989.	2 Funds	None
Sean S. Moghavem 1964	Trustee	Since 2012
President of Archway Holdings Corp. since prior to 2005 to present; President of URI Health and Beauty LLC since prior to 2005 to present; President of Archway Holdings-Wilmed LLC from April 2008 to present.
				2 Funds	None
Interested Trustees(4)
Mark W. Yusko 1963	Trustee, Chairman and President	Since 2012
Mr. Yusko is Chief Investment Officer and Chief Executive Officer of Morgan Creek Capital Management, LLC since July, 2004. Previously, Mr. Yusko served as President and Chief Executive Officer for UNC Management Co., LLC from January 1998 through July 2004, where he was responsible for all areas of investment management for the UNC Endowment and Affiliated Foundation Funds.
				2 Funds	None
Michael Hennessy 1957	Trustee, Managing Director and Investments	Since 2012
Mr. Hennessy is Managing Director of Morgan Creek Capital Management, LLC since July, 2004. Previously, Mr. Hennessy served as Vice President for UNC Management Co., LLC from January 1998 through July 2004, where he was responsible for all areas of investment management for the UNC Endowment and Affiliated Foundation Funds.
				2 Funds	None

(1)	The address for each of the Fund’s Trustees is c/o Morgan Creek Capital Management, LLC, 301 West Barbee Chapel Road, Chapel Hill, NC 27517.

(2)	Trustees serve until their resignation, removal or death.

(3)
The information above includes each Trustee’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee’s qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the Fund.

(4)	Mr. Yusko and Mr. Hennessy are “interested persons,” as defined in the 1940 Act, of the Fund based on their position with Morgan Creek Capital Management, LLC and its affiliates.

Morgan Creek Tactical Allocation Fund
(A Series of Morgan Creek Series Trust)

Fund Management (Unaudited)

Name and Year of Birth	Position(s) held With Registrant	Length of Time Served	Principal Occupation(s) During Past Five Years
Officers
Mark B. Vannoy 1976	Treasurer	Since 2012
Mr. Vannoy joined Morgan Creek in January 2006 and serves as Director of Fund Administration. Prior to Morgan Creek, Mr. Vannoy worked at Nortel Networks, Ernst & Young, and KPMG both in the United States and Cayman Islands.

Taylor Thurman 1979	Chief Compliance Officer	Since 2012
Mr. Thurman joined Morgan Creek in February 2006 and serves as a Director. Prior to Morgan Creek, Mr. Thurman was employed by Cambridge Associates, LLC, an investment consulting firm, from 2003 to February 2006.

David K. James 1970	Secretary	Since 2012	Vice President and Managing Counsel, State Street Bank and Trust Company (2009 to present); Vice President and Counsel, PNC Global Investment Servicing (US), Inc. (2006 to 2009).

Morgan Creek Tactical Allocation Fund
(A Series of Morgan Creek Series Trust)

Other Information (Unaudited)

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund during the most recent period ended June 30 is available without charge, upon request, by calling the Fund at 1-919-933-4004. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Schedule of Investments

The Fund also files a complete Schedule of Investments with the Securities and Exchange Commission for the Fund’s first and third fiscal quarters on Form N-Q. The Fund’s Form N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling the Fund at 1-919-933-4004.

[ THIS PAGE IS INTENTIONALLY LEFT BLANK ]

MORGAN CREEK
CAPITAL MANAGEMENT

6384-NLD-11/21/2014

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of Item 1.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Company.

(a)(1)	Not applicable.

(b)	Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)        The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)        There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Not applicable.

(a)(2)	The certifications required by Rule 30a-2 of the 1940 Act are attached hereto.

(a)(3)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MORGAN CREEK SERIES TRUST

By:	(Signature and Title)*	/s/ Mark W. Yusko
Mark W. Yusko
Chairman, President and Trustee

Date:	December 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	(Signature and Title)*	/s/ Mark W. Yusko
Mark W. Yusko
Chairman, President and Trustee

Date:	December 1, 2014

By:	(Signature and Title)*	/s/ Mark B. Vannoy
Mark B. Vannoy
Treasurer

Date:	December 1, 2014

* Print the name and title of each signing officer under his or her signature.